Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets in:	$ 5.6	$ 6.6	$ 20.9	$ 17.9	$ 18.4
Operating expenses
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets in:	$ 26.4	$ 13.1	$ 41.9	$ 32.7	$ 34.5